RICHARD GOLDBERGER

Senior Director and

Associate General Counsel

(201) 743-7174

Fax: (212) 314-3959

October 8, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	AXA Equitable Life Insurance Company

Form N-4 Registration Statement

Retirement Cornerstone® 15A

Separate Account 70

File Nos. 333-178750 and 811-22651

CIK #0001537470

Commissioners:

AXA Equitable Life Insurance Company (“AXA Equitable”) today has transmitted via EDGAR for filing pursuant to
Rule 485(a) under the Securities Act of 1933 (“1933 Act”), Post-Effective Amendment No. 11 and Amendment No. 36 (“Amendment”) to AXA Equitable’s Form N-4 Registration Statement File Nos. 333-178750 and 811-22651 under the 1933 Act and the Investment Company Act of 1940, respectively, with respect to Separate Account No. 70 (“Separate Account”) of AXA Equitable.

This Amendment relates to a new national version of the Retirement Cornerstone® Series variable life annuity contract to be issued by AXA Equitable with variable investment options funded through the Separate Account.

The principal differences between the new version of Retirement Cornerstone ® (“Retirement Cornerstone 15A”) and the current version (“Retirement Cornerstone 15”) are outlined below. Retirement Cornerstone® 15 is covered by the Registration Statement and has been offered continuously since it became effective under the 1933 Act. It is intended that once the Registration Statement becomes effective, and subject to state approval, Retirement Cornerstone® 15A will replace Retirement Cornerstone® 15 for new offers and sales.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in the Retirement Cornerstone 15A design as listed below. Except for the disclosure relating to these principal differences, the disclosure set forth in this Registration Statement is not substantially different from disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Retirement Cornerstone Registration Statement.

The principal differences between Retirement Cornerstone® 15A and Retirement Cornerstone® 15 are as follows:

•	The charges and issue ages for the RMD Wealth Guard death benefit have changed.

•	The effect of certain withdrawals on the RMD Wealth Guard death benefit has been changed.

•	The RMD Wealth Guard refund feature has been changed.

•	The rules for contributions and transfers for customers electing the RMD Wealth Guard death benefit have changed.

•	The RMD Wealth Guard withdrawal service has been enhanced.

•	The operation of the RMD Wealth Guard death benefit if a surviving spouse continues the contract has changed.

Additional exhibits, financial statements and other financial information and Tandy representations will be provided in a subsequent post-effective amendment.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger

RICHARD GOLDBERGER Senior Director and Associate General Counsel (201) 743-7174 Fax (212) 314-3959

October 8, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re:	Request Pursuant to Rule 485(b) (1) (vii)

Commissioners:

On behalf of AXA Equitable Life Insurance Company (“AXA Equitable” or the “Company”), we hereby request approval to file under Rule 485(b) (1) (vii) revised disclosure regarding changes to the RMD Wealth Guard death benefit (the “New Disclosure”) in the registration statement listed on Appendix A of this letter after SEC Staff review of the New Disclosure, which was filed under Rule 485(a) in the registration statement for the Retirement Cornerstone® 15A variable annuity contract, Reg. No. 333-178750. The details of our request are set forth below.

On October 8, 2015, AXA Equitable filed pursuant to Rule 485(a) Post-Effective Amendment No. 11 to the Form N-4 registration statement with respect to the Company’s Retirement Cornerstone® 15A variable annuity contracts, Reg. No. 333-178750 (the “Prototype Filing”) including the New Disclosure.

The New Disclosure relates to changes regarding the RMD Wealth Guard death benefit that the Company is making available under its Retirement Cornerstone® 15A variable annuity contracts. The changes are outlined below:

•	The charges and issue ages for the RMD Wealth Guard death benefit have changed.

•	The effect of certain withdrawals on the RMD Wealth Guard death benefit has been changed.

•	The RMD Wealth Guard refund feature has been changed.

•	The rules for contributions and transfers for customers electing the RMD Wealth Guard death benefit have changed.

•	The RMD Wealth Guard withdrawal service has been enhanced.

•	The operation of the RMD Wealth Guard death benefit if a surviving spouse continues the contract has changed.

AXA Equitable also intends to add the New Disclosure to one other registration statement, which is listed on Appendix A. Because the New Disclosure in the Prototype Filing and the registration statements listed on Appendix A will be substantially identical, the Company filed the New Disclosure in the Prototype Filing, and hereby requests permission to file pursuant to
Rule 485(b)(1)(vii) the same New Disclosure via post-effective amendment to the registration statement listed on Appendix A (the “Additional Filing”). We note that this filing approach is consistent with the SEC Staff’s November 7, 1996 generic comment letter in which the Staff stated that it had granted approval under this provision when registrants were “simultaneously making a number of filings that contained identical changes, rendering separate staff review of each filing duplicative.” 1996 SEC No-Act Lexis 840 (Nov. 7, 1996).

In connection with this request, we make the following representations:

1.	The New Disclosure in the Additional Filing will be substantially identical to the New Disclosure in the Prototype Filing, and the New Disclosure in the Prototype Filing is a fair representation of the New Disclosure that will be included in the Additional Filing.

2.	The New Disclosure in the Additional Filing will include any changes to the New Disclosure to reflect SEC Staff comments on the Prototype Filing.

3.	With the exception of the changes discussed above, the Additional Filing will not include any changes that would render them ineligible for filing pursuant to Rule 485(b).

Thank you for your consideration of this request. Please contact me at 201-743-7174, if you have any questions.

Very truly yours,

/s/ Richard Goldberger
Richard Goldberger

Appendix A

Separate Account 70 of AXA Equitable Life Insurance Company (811-22651)

333-202147